Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 1,624,228	$ 2,620,236	$ 2,485,751	$ 4,566,572	$ 5,390,808	$ 2,312,931
Loss from operations	(1,624,228)	(2,620,236)	(2,485,751)	(4,566,572)	(5,390,808)	(2,312,931)
Other income (expense):
Change in fair value of warrant liabilities	(539,266)	(442,264)	(1,150,873)	6,655,331	8,135,024	7,977,190
Transaction costs allocable to warrant liabilities					0	(586,339)
Interest earned on cash and investments held in the Trust Account	573,581	1,396,729	3,868,445	1,844,800	4,462,497	0
Other income (expense), net	34,315	954,465	2,717,572	8,500,131	12,597,521	7,390,851
Net (loss) income	(1,589,913)	(1,665,771)	231,821	3,933,559	7,206,713	5,077,920
Common Class A [Member]
Other income (expense):
Net (loss) income	$ (596,604)	$ (1,332,617)	$ 140,027	$ 3,146,847	$ 5,765,370	$ 3,907,301
Basic weighted average shares outstanding	4,646,574	30,945,072	11,801,312	30,945,072	30,945,072	25,686,060
Basic net (loss) income per share	$ (0.13)	$ (0.04)	$ 0.01	$ 0.1	$ 0.19	$ 0.15
Diluted weighted average shares outstanding	4,646,574	30,945,072	11,801,312	30,945,072	30,945,072	25,686,060
Diluted net (loss) income per share	$ (0.13)	$ (0.04)	$ 0.01	$ 0.1	$ 0.19	$ 0.15
Common Class B [Member]
Other income (expense):
Net (loss) income	$ (993,309)	$ (333,154)	$ 91,794	$ 786,712	$ 1,441,343	$ 1,170,619
Basic weighted average shares outstanding	7,736,268	7,736,268	7,736,268	7,736,268	7,736,268	7,695,487
Basic net (loss) income per share	$ (0.13)	$ (0.04)	$ 0.01	$ 0.1	$ 0.19	$ 0.15
Diluted weighted average shares outstanding	7,736,268	7,736,268	7,736,268	7,736,268	7,736,268	7,695,487
Diluted net (loss) income per share	$ (0.13)	$ (0.04)	$ 0.01	$ 0.1	$ 0.19	$ 0.15